Statement of Changes in Shareholders’ Equity - 5 months ended Dec. 31, 2020 - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jul. 28, 2020
Balance (in Shares) at Jul. 28, 2020
Issuance of Class B ordinary shares to Sponsor		$ 1,006	23,994		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		10,062,500
Sale of units in initial public offering, gross	$ 3,750		374,996,250		375,000,000
Sale of units in initial public offering, gross (in Shares)	37,500,000
Offering costs			(21,147,820)		(21,147,820)
Sale of private placement warrants to Sponsor in private placement			9,500,001		9,500,001
Shares subject to possible redemption	$ (3,580)		(358,021,150)		(358,024,730)
Shares subject to possible redemption (in Shares)	(35,802,473)
Forfeiture of Class B shares		$ (69)	69
Forfeiture of Class B shares (in Shares)		(687,500)
Net loss				(352,446)	(352,446)
Balance at Dec. 31, 2020	$ 170	$ 937	$ 5,351,344.01	$ (352,446)	$ 5,000,005
Balance (in Shares) at Dec. 31, 2020	1,697,527	9,375,000